Accounts Receivable and Others (Details) - Schedule of Changes in Accounts Receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Grains [Member]
Accounts Receivable and Others (Details) - Schedule of Changes in Accounts Receivable [Line Items]
Beginning balance	R$ 127,875	R$ 34,502
Sales in year	593,787	753,984
Received	(647,616)	(660,562)
Reversal of expected losses	174	49
Ending balance	7,422	127,875
Cottons [Member]
Accounts Receivable and Others (Details) - Schedule of Changes in Accounts Receivable [Line Items]
Beginning balance
Sales in year	3,960	26,109
Received	(3,960)	(26,109)
Reversal of expected losses
Ending balance
Cattle [Member]
Accounts Receivable and Others (Details) - Schedule of Changes in Accounts Receivable [Line Items]
Beginning balance	491	155
Sales in year	26,262	32,773
Received	(24,992)	(32,437)
Reversal of expected losses
Ending balance	1,761	491
Sugarcane [Member]
Accounts Receivable and Others (Details) - Schedule of Changes in Accounts Receivable [Line Items]
Beginning balance	43,297	43,233
Sales in year	24,726	379,242
Received	(254,825)	(379,178)
Reversal of expected losses
Ending balance	R$ 35,732	R$ 43,297